Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Profit or loss [abstract]
Revenue	$ 9,151	$ 9,857	$ 28,649	$ 16,105
Production costs	(5,567)	(5,875)	(17,533)	(13,994)
Depletion and amortization	(1,809)	(1,269)	(5,372)	(3,204)
Cost of sales	(7,376)	(7,144)	(22,905)	(17,198)
Gross profit (loss)	1,775	2,713	5,744	(1,093)
Administrative expenses	(1,067)	(1,078)	(3,662)	(3,167)
Share-based payment expenses	(286)	(296)	(1,414)	(1,582)
Amortization	(100)	(128)	(360)	(260)
General and administrative expenses	(1,453)	(1,502)	(5,436)	(5,009)
Exploration and holding expenses	(2,538)	(2,001)	(5,411)	(2,631)
Other expenses	(22,283)	(934)	(23,121)	(367)
Impairment loss	(752)		(752)
Finance expenses	(688)	(292)	(2,438)	(1,829)
Loss before income taxes	(25,939)	(2,016)	(31,414)	(10,929)
Income tax (expense) recovery	(4,921)	1,776	(4,913)	919
Net Loss	(30,860)	(240)	(36,327)	(10,010)
Items that may be reclassified subsequently to profit and loss:
Foreign currency translation differences	(236)	1,267	(54)	(5,379)
Total other comprehensive (loss) income	(236)	1,267	(54)	(5,379)
Total comprehensive (loss) income	$ (31,096)	$ 1,027	$ (36,381)	$ (15,389)
Loss per share
Basic and diluted	$ (0.94)	$ (0.01)	$ (1.12)	$ (0.36)
Weighted average number of shares
Basic and diluted	32,784,967	31,743,702	32,520,297	27,757,750